Additional financial information (Tables)	12 Months Ended
Dec. 31, 2024
Additional financial information
Schedule of additional information for statements of financial position

As at December 31 (millions)	2024	2023
Other long-term assets
Lease deposits	$15	$12
Prepaid software and maintenance costs	6	6
Other	5	7
	$26	$25
Accounts payable and accrued liabilities
Trade accounts payable	$36	$37
Accrued liabilities	102	103
Payroll and other employee-related liabilities	159	135
Advance billings	12	4
Other	12	11
	$321	$290

Schedule of operating activities and investing activities

Years Ended December 31 (millions)	2024	2023	2022
Net change in non-cash operating working capital
Accounts receivable	$18	$3	$(26)
Due from and to affiliated companies, net	96	86	17
Prepaid expenses	(8)	—	6
Other long-term assets	(1)	2	6
Accounts payable and accrued liabilities	42	(45)	(27)
Income and other taxes receivable and payable, net	1	(2)	(1)
Provisions	7	2	—
Other long-term liabilities	11	(3)	(1)
	$166	$43	$(26)
Cash payments for capital assets
Capital asset additions
Capital expenditures
Property, plant and equipment, excluding right-of-use assets	$(72)	$(79)	$(92)
Intangible assets	(32)	(14)	(12)
	(104)	(93)	(104)
Change in associated non-cash investing working capital	(1)	4	(1)
	$(105)	$(89)	$(105)

Schedule of changes in liabilities arising from financing activities

		Statements of cash flows		Non-cash changes
Year Ended December 31, 2024 (millions)	Beginning of year	Issued or received	Redemptions, repayments or payments	Foreign exchange movement	Other	End of year
Long-term debt
Credit facility	$1,463	$295	$(474)	$—	$—	$1,284
Lease liabilities	298	—	(89)	(7)	47	249
Deferred debt transaction costs	(11)	—	—		3	(8)
	$1,750	$295	$(563)	$(7)	$50	$1,525

		Statements of cash flows		Non-cash changes
Year Ended December 31, 2023 (millions)	Beginning of year	Issued or received	Redemptions, repayments or payments	Foreign exchange movement	Other	End of year
Long-term debt
Credit facility	$742	$1,161	$(440)	$—	$—	$1,463
Debt assumed from acquisitions	—	—	(89)	—	89	$—
Lease liabilities	236	—	(84)	9	137	298
Deferred debt transaction costs	(14)	—	—	—	3	(11)
	$964	$1,161	$(613)	$9	$229	$1,750

		Statements of cash flows		Non-cash changes
Year Ended December 31, 2022 (millions)	Beginning of year	Issued or received	Redemptions, repayments or payments	Foreign exchange movement	Other	End of year
Long-term debt
Credit facility	$941	$411	$(610)	$—	$—	$742
Lease liabilities	215	—	(72)	(7)	100	236
Deferred debt transaction costs	(8)	—	(8)	—	2	(14)
	$1,148	$411	$(690)	$(7)	$102	$964